INCENTIVES FROM LESSORS (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Contributions			$ 211,017
Amortization of incentives			$ 12,908	$ 255
Landlord
Contributions		$ 372,969
Amortization of incentives	$ 27,401	$ 13,351